Share-Based Compensation - Summary of Share-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	$ 3,259	$ 6,907	$ 8,986
Research and development expenses (Note 7)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	1,437	3,073	4,120
Administrative expenses (Note 6), Note 7)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation expenses	$ 1,822	$ 3,834	$ 4,866